Shareholder Report, Average Annual Return (Details)	10 Months Ended
May 31, 2026
C000241955 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	18.50%
Solactive GBS United States 1000 Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	19.48%